Average Annual Total Returns - First Trust Large Cap Value AlphaDEX Fund	First Trust Large Cap Value AlphaDEX Fund 1 Year	First Trust Large Cap Value AlphaDEX Fund 5 Years	First Trust Large Cap Value AlphaDEX Fund 10 Years	First Trust Large Cap Value AlphaDEX Fund Since Inception	First Trust Large Cap Value AlphaDEX Fund Inception Date	First Trust Large Cap Value AlphaDEX Fund After tax on distributions 1 Year	First Trust Large Cap Value AlphaDEX Fund After tax on distributions 5 Years	First Trust Large Cap Value AlphaDEX Fund After tax on distributions 10 Years	First Trust Large Cap Value AlphaDEX Fund After tax on distributions Since Inception	First Trust Large Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Large Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Large Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Large Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Large Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Large Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Large Cap Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq AlphaDEX® Large Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 500 Large Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 500 Large Cap Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq US 500 Large Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.56%)	9.52%	9.57%	6.45%	May 08, 2007	(1.53%)	8.62%	8.75%	5.69%	(0.42%)	7.08%	7.41%	4.84%	0.04%	[1]	[1]	[1]	[1]	6.07%	[1]	[1]	[1]	[1]	18.40%	15.22%	13.88%	9.19%	1.36%	10.52%	10.74%	6.05%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.